Securities (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Securities
Securities

$ millions, as at	2025 Apr. 30	2024 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$83,031	$76,693
Securities measured at amortized cost (1)	71,027	71,610
Securities mandatorily measured and designated at FVTPL	115,783	106,042
	$269,841	$254,345
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2024: a realized gain of nil).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2025 Apr. 30					2024 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$14,175		$2	$(45)	$14,132	$11,715		$1	$(31)	$11,685
Other Canadian governments	16,352		4	(168)	16,188	16,506		9	(101)	16,414
U.S. Treasury and agencies	30,467		46	(131)	30,382	29,362		10	(220)	29,152
Other foreign governments	6,538		27	(3)	6,562	5,542		22	(4)	5,560
Mortgage-backed securities	3,839		1	(20)	3,820	3,493		–	(23)	3,470
Asset-backed securities	1,268		1	(2)	1,267	656		1	–	657
Corporate debt	9,723		10	(9)	9,724	9,085		7	(9)	9,083
	82,362		91	(378)	82,075	76,359		50	(388)	76,021
Corporate equity (2)	917		62	(23)	956	653		51	(32)	672
	$83,279		$153	$(401)	$83,031	$77,012		$101	$(420)	$76,693
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $18 million (October 31, 2024: $19 million).
(2)	Includes restricted stock.

Summary of Allowance for Credit Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total

2025	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$18	$12	$37
	Reversal of credit losses (2)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	(1)	(2)
	Balance at end of period	$6	$16	$11	$33
	Comprises:
	Debt securities measured at FVOCI	$2	$16	$–	$18
	Debt securities measured at amortized cost	4	–	11	15
2025	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$7	$17	$12	$36
	Reversal of credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	1	2
	Balance at end of period	$7	$18	$12	$37
	Comprises:
	Debt securities measured at FVOCI	$2	$18	$–	$20
	Debt securities measured at amortized cost	5	–	12	17
2024	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$20	$13	$40
	Reversal of credit losses (2)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$6	$19	$13	$38
	Comprises:
	Debt securities measured at FVOCI	$1	$19	$–	$20
	Debt securities measured at amortized cost	5	–	13	18

$ millions, as at or for the six months ended
2025	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$17	$12	$36
	Reversal of credit losses (2)	(1)	(1)	(1)	(3)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$6	$16	$11	$33
2024	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$8	$20	$14	$42
	Reversal of credit losses (2)	(1)	(1)	(1)	(3)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$6	$19	$13	$38
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.